Transactions with related parties (Details) - Transactions and balances - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Transactions With Related Parties
Receivables and other assets	€ 1,021	€ 1,104	€ 864
Payables and other liabilities	2,575	2,841	3,750
Guarantees	2,443	2,596	2,588
Revenues	1,199	1,252	1,391
Costs	6,637	9,173	8,005
Other operating (expense) income	13	19	319
Individual amount limit to be included in other related parties	50	50	50
Joint ventures and associates and investments in unconsolidated entities controlled by Eni
Transactions With Related Parties
Receivables and other assets	533	485	329
Payables and other liabilities	1,818	2,009	2,872
Guarantees	2,443	2,596	2,588
Revenues	321	305	353
Costs	3,448	5,466	4,526
Other operating (expense) income	(121)	(1)	11
Joint ventures and associates
Transactions With Related Parties
Receivables and other assets	416	379	236
Payables and other liabilities	1,794	1,983	2,848
Guarantees	2,267	2,399	2,392
Revenues	306	285	335
Costs	3,439	5,448	4,513
Other operating (expense) income	(121)	(1)	11
Agiba Petroleum Co
Transactions With Related Parties
Receivables and other assets	6	3	1
Payables and other liabilities	52	71	96
Costs	201	229	156
Angola LNG Supply Services Llc
Transactions With Related Parties
Guarantees	165	181	177
Coral FLNG SA
Transactions With Related Parties
Receivables and other assets	6	15	14
Guarantees	1,079	1,168	1,147
Revenues	49	71	62
Gas Distribution Company of Thessaloniki Thessaly SA
Transactions With Related Parties
Receivables and other assets			1
Payables and other liabilities	13	13	18
Costs	52	53	51
Saipem Group
Transactions With Related Parties
Receivables and other assets	87	75	75
Payables and other liabilities	254	227	171
Guarantees	509	510	793
Revenues	18	27	30
Costs	350	503	420
Karachaganak Petroleum Operating BV
Transactions With Related Parties
Receivables and other assets	25	33	27
Payables and other liabilities	141	198	134
Revenues		1	1
Costs	816	1,134	998
Mellitah Oil & Gas BV
Transactions With Related Parties
Receivables and other assets	54	57	1
Payables and other liabilities	250	171	268
Revenues	2	3	1
Costs	156	365	502
Petrobel Belayim Petroleum Co
Transactions With Related Parties
Receivables and other assets	65	50	56
Payables and other liabilities	467	1,130	2,029
Revenues		7	7
Costs	556	1,590	2,282
Societa Oleodotti Meridionali SpA
Transactions With Related Parties
Receivables and other assets	3
Payables and other liabilities	399
Revenues	20
Costs	15
Societe Centrale Electrique du Congo SA
Transactions With Related Parties
Receivables and other assets	48
Revenues	57
Union Fenosa Gas SA
Transactions With Related Parties
Receivables and other assets	11	8	4
Payables and other liabilities	4	1	7
Guarantees	57	57	57
Revenues	9	1	123
Costs		6
Other operating (expense) income	(3)	63	37
Var Energi AS
Transactions With Related Parties
Receivables and other assets	39	32	13
Payables and other liabilities	190	143	100
Guarantees	456	482	218
Revenues	85	63
Costs	1,126	1,481
Other operating (expense) income	(118)	(64)
Other joint ventures and associates
Transactions With Related Parties
Receivables and other assets	72	106	44
Payables and other liabilities	24	29	25
Guarantees	1	1
Revenues	66	112	111
Costs	167	87	104
Other operating (expense) income			(26)
Investments in unconsolidated entities controlled by Eni
Transactions With Related Parties
Receivables and other assets	117	106	93
Payables and other liabilities	24	26	24
Guarantees	176	197	196
Revenues	15	20	18
Costs	9	18	13
Eni BTC Ltd
Transactions With Related Parties
Guarantees	165	180	177
Industria Siciliana Acido Fosforico ISAF SPA
Transactions With Related Parties
Receivables and other assets	112	101	87
Payables and other liabilities	1	1	1
Guarantees	1	3	5
Revenues	11	14	11
Other unconsolidated subsidiaries
Transactions With Related Parties
Receivables and other assets	5	5	6
Payables and other liabilities	23	25	23
Guarantees	10	14	14
Revenues	4	6	7
Costs	9	18	13
Entities controlled by the Government
Transactions With Related Parties
Receivables and other assets	400	542	494
Payables and other liabilities	701	755	736
Revenues	857	909	1,000
Costs	2,874	3,213	3,218
Other operating (expense) income	134	20	308
Enel Group
Transactions With Related Parties
Receivables and other assets	104	185	134
Payables and other liabilities	165	284	151
Revenues	51	105	118
Costs	551	602	514
Other operating (expense) income	86	(8)	227
Italgas Group
Transactions With Related Parties
Receivables and other assets	1	3	5
Payables and other liabilities	177	154	146
Revenues	3	1	23
Costs	714	677	667
Snam Group
Transactions With Related Parties
Receivables and other assets	189	278	237
Payables and other liabilities	211	229	289
Revenues	45	71	109
Costs	1,012	1,208	1,184
Other operating (expense) income			(1)
Terna Group
Transactions With Related Parties
Receivables and other assets	46	40	26
Payables and other liabilities	62	45	47
Revenues	152	171	150
Costs	225	223	231
Other operating (expense) income	8	17	8
GSE Gestore Servizi Energetic
Transactions With Related Parties
Receivables and other assets	52	26	67
Payables and other liabilities	37	24	85
Revenues	586	549	555
Costs	309	468	588
Other operating (expense) income	40	11	74
Other entities controlled by government
Transactions With Related Parties
Receivables and other assets	8	10	25
Payables and other liabilities	49	19	18
Revenues	20	12	45
Costs	63	35	34
Other related parties
Transactions With Related Parties
Receivables and other assets	1	2	1
Payables and other liabilities	4	3	2
Revenues	2	5	4
Costs	53	37	32
Pension funds
Transactions With Related Parties
Costs	40
Fondazione Eni Enrico Mattei
Transactions With Related Parties
Costs	5
Eni Foundation
Transactions With Related Parties
Costs	1
Groupement Sonatrach Agip and Organe Conjoint des Operations
Transactions With Related Parties
Receivables and other assets	87	75	40
Payables and other liabilities	52	74	140
Revenues	19	33	34
Costs	€ 262	€ 457	€ 229